Other Financial Assets - Summary of Other Financial Assets by Component (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Current assets	¥ 4,702,168	¥ 1,715,675
Non-current assets	11,390,559	10,556,431
Other financial assets	16,092,727	12,272,107
Financial assets measured at amortized cost [Member] | Time deposits [Member]
Statement [Line Items]
Other financial assets	1,606,834	206,494
Financial assets measured at amortized cost [Member] | Other [Member]
Statement [Line Items]
Other financial assets	824,448	766,455
Financial assets measured at fair value through other comprehensive income [Member] | Public and corporate bonds [Member]
Statement [Line Items]
Other financial assets	8,279,783	6,409,119
Financial assets measured at fair value through other comprehensive income [Member] | Stocks [Member]
Statement [Line Items]
Other financial assets	3,829,893	3,413,780
Financial assets measured at fair value through other comprehensive income [Member] | Other [Member]
Statement [Line Items]
Other financial assets	11,537	7,838
Financial assets measured at fair value through profit or loss [Member] | Public and corporate bonds [Member]
Statement [Line Items]
Other financial assets	221,743	193,816
Financial assets measured at fair value through profit or loss [Member] | Derivatives [Member]
Statement [Line Items]
Other financial assets	552,921	610,340
Financial assets measured at fair value through profit or loss [Member] | Stocks [Member]
Statement [Line Items]
Other financial assets	212,393	168,214
Financial assets measured at fair value through profit or loss [Member] | Other [Member]
Statement [Line Items]
Other financial assets	¥ 553,174	¥ 496,052